Exploration and Evaluation Assets - Schedule of Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	$ 172,824
Exploration and evaluation expense	(30,239)	$ (15,212)
Exploration and evaluation assets, end of year	168,684	172,824
Impairment loss (reversal of impairment loss) recognised in profit or loss	(245,241)	0
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(22,500)
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	172,824	191,865
Capital expenditures	6,359	3,298
Property acquisitions	301	1,100
Divestitures	(498)	(166)
Property swaps	385	408
Impairment reversal	22,503	0
Exploration and evaluation expense	(30,239)	(15,212)
Transfers to oil and gas properties	(8,496)	(7,727)
Foreign currency translation	5,545	(742)
Exploration and evaluation assets, end of year	$ 168,684	$ 172,824